Stock Option Plans - Summary of Stock Options Activity (Detail) (2006 Equity Incentive Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
NUMBER OF SHARES, Beginning Balance	3,640,000		3,595,000		705,000
NUMBER OF SHARES, Options granted	1,492,600		45,000		2,890,000
NUMBER OF SHARES, Options exercised	(213,021)
NUMBER OF SHARES, Options cancelled	(82,083)
NUMBER OF SHARES, Ending Balance	4,837,496		3,640,000		3,595,000
NUMBER OF SHARES, Vested and expected to vest	4,782,701		3,579,500
NUMBER OF SHARES, Exercisable	1,932,748		1,520,305
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
WEIGHTED-AVERAGE EXERCISE PRICE, Beginning Balance	$ 0.16		$ 0.16		$ 0.05
WEIGHTED-AVERAGE EXERCISE PRICE, Options granted	$ 8.83		$ 0.34		$ 0.19
WEIGHTED-AVERAGE EXERCISE PRICE, Options exercised	$ 0.01
WEIGHTED-AVERAGE EXERCISE PRICE, Options cancelled	$ 1.91
WEIGHTED-AVERAGE EXERCISE PRICE, Ending Balance	$ 2.82		$ 0.16		$ 0.16
WEIGHTED-AVERAGE EXERCISE PRICE, Vested and expected to vest	$ 2.79		$ 0.16
WEIGHTED-AVERAGE EXERCISE PRICE, Exercisable	$ 0.19		$ 0.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	8 years 2 months 12 days		8 years 3 months 18 days		9 years 3 months 18 days
AGGREGATE INTRINSIC VALUE, Beginning Balance	$ 9,411	[1]	$ 495	[1]
WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS), Vested and expected to vest	8 years 2 months 12 days		8 years 3 months 18 days
WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS), Exercisable	7 years 3 months 18 days		7 years 7 months 6 days
AGGREGATE INTRINSIC VALUE, Ending Balance	151,769	[1]	9,411	[1]	495	[1]
AGGREGATE INTRINSIC VALUE, Vested and expected to vest	150,194	[1]	9,257	[1]
AGGREGATE INTRINSIC VALUE, Exercisable	$ 65,716	[1]	$ 3,988	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the options exercise price and the estimated fair value of the underlying common stock.